Ordinary Shares	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Ordinary Shares
18.
Ordinary Shares

As of December 31, 2022 and 2023 the Company had in aggregate of 462,477,527 and 467,504,155 ordinary shares issued and 426,638,523 and 368,808,703 ordinary shares outstanding, respectively.

Initial public offering and concurrent private placement

In June 2020, the Company completed its initial public offering (“IPO”) on the Nasdaq Global Select Market of 20,125,000 American Depositary Shares (“ADS”) (including 2,625,000 ADSs sold upon the full exercise of the underwriters’ over-allotment option) (every four Class A ordinary shares represents one ADS), and completed the concurrent private placement (“CPP”) of 22,000,000 ordinary shares, for a total ordinary shares offering of 102,500,000 shares at a price of US$20.00 per ADS. The net proceeds raised from the IPO amounted to approximately US$483.6 million after deducting underwriting discounts and commissions and other offering expenses.

Upon the completion of the IPO and CPP, all classes of preferred shares of the Company were converted and designated as Class A ordinary shares on a one-for-one basis. 76,179,938 ordinary shares were designated as Class B ordinary share on a one-for-one basis. The remaining ordinary shares were designated as Class A ordinary shares on a one-for-one basis.

In respect of all matters subject to shareholders’ vote, each holder of Class A ordinary share is entitled to one and each holder of Class B ordinary share is entitled to twenty votes.

Private Placement

In February 2021, the Company completed an additional private placement of 20,000,000 Class A ordinary shares. The net proceeds raised from the private placement amounted to approximately US$250.0 million after immaterial offering expenses.

Share repurchase

On February 21, 2022, the board of directors authorized a share repurchase program under which the Company may repurchase up to US$200 million of its Class A ordinary shares in the form of American depositary shares over the next 12 months, subject to relevant rules under the Securities Exchange Act of 1934, as amended, and the Company’s insider trading policy.

In February 2023, the board of directors authorized an extension of the existing share repurchase program through February 28, 2024, with all other terms remaining unchanged. For the years ended December 31, 2022 and 2023, the Company repurchased approximately 35.8 million of its class A ordinary shares (equivalent to approximately 9.0 million ADSs) for approximately US$41.8 million and 78.0 million of its class A ordinary shares (equivalent to approximately 19.5 million ADSs) for approximately US$62.4 million under its share repurchase program.

In February 2024, the board of directors authorized an extension of the existing share repurchase program through February 28, 2025 with all other terms remaining unchanged.